Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Apr. 12, 2018 shares
Related Party Transaction [Line Items]
Cost of revenue to related party			¥ 1,565,850	$ 224,920	¥ 789,116	¥ 141,642
Selling, general and administrative expenses to related party			5,581	802	11,666	148,918
Capital contribution from parent company			0	0	170,548	0
Proceeds from excess of fees over book value of favorable contract amount					104,200
Equity Investee | Revenue Sharing Arrangement
Related Party Transaction [Line Items]
Cost of revenue to related party			¥ 67,358	$ 9,675	32,642	0
Related party transaction, description of terms			The Group entered into a one year revenue sharing arrangement with an equity investee	The Group entered into a one year revenue sharing arrangement with an equity investee
Related party transaction, amount of arrangement			¥ 100,000
Traffic Acquisition and Other Services | Baidu
Related Party Transaction [Line Items]
Cost of revenue to related party			479,497	$ 68,875	126,644	0
Traffic Acquisition Service | Baidu
Related Party Transaction [Line Items]
Selling, general and administrative expenses to related party			¥ 0	$ 0	¥ 0	¥ 29,932
Capital contribution from parent company | $		$ 27,000
Proceeds from excess of fees over book value of favorable contract amount	¥ 104,200
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common stock, shares issued | shares			2,876,391,396	2,876,391,396	2,876,391,396		36,860,691
Class B Ordinary Shares | Traffic Acquisition and Other Services | Baidu
Related Party Transaction [Line Items]
Common stock, shares issued | shares							36,860,691